14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Movement in intangible assets
	Balance for 2017	Additions/ (Amortization)	Transfers	Disposals	Capitalized Interests	Balance for 2018

Total cost of intangible assets, gross	28,549,552	1,139,993	(479.811)	(1,270)	158,315	29.366.779
Right to use software	15,957,808	-	1,186,103	(1,270)	-	17,142,641
Authorizations	6,391,394	94,148	1,153,428	-	-	7,638,970
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	384,455	-	(384,455)	-	-	-
List of clients	95,200	-	(95,200)	-	-	-
Right to use the infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	270,687	-	36,967	-	-	307,654
Intangible assets under development	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Accumulated amortization	(17,237,025)	(1,799,914)	350.894	1,270	-	(18.684.775)
Right to use software	(12,265,391)	(1,416,965)	-	1,270	-	(13,681,086)
Authorizations	(4,497,758)	(347,884)	-	-	-	(4,845,642)
Cost of deferred commission to dealers	(255,694)	-	255,694	-	-	-
List of clients	(95,200)		95,200	-	-	-
Right to use the infrastructure of LT Amazonas	(42,531)	(9,910)	-	-	-	(52,441)
Other assets	(80,451)	(25,155)	-	-	-	(105,606)

Total intangible assets, net	11,312,527	(659,921)	(128,917)	-	158,315	10,682,004
Right to use software (c)	3,692,417	(1,416,965)	1,186,103	-	-	3,461,555
Authorizations	1,893,636	(253,736)	1,153,428	-	-	2,793,328
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (Note 2.f)	128,761	-	(128,761)	-	-	-
Right to use the infrastructure of LT Amazonas (f)	155,671	(9,910)	-	-	-	145,761
Other assets	190,236	(25,155)	36,967	-	-	202,048
Intangible assets under development (g)	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

	Balance for	Additions/			Capitalized Interests	Balance for
	2016	(Amortization)	Transfers	Disposals		2017
Total Cost of Intangible Assets, Gross	26,028,791	1,932,844	323,625	-	264,292	28,454,352
Right to use software	14,612,475	-	1,345,333	-	-	15,957,808
Authorizations	5,399,023	50,045	942,326	-	-	6,391,394
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	203,892	180,563	-	-	-	384,455
List of clients	95,200	-	-	-	-	95,200
Right to use the infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	198,198	17,425	55,064	-	-	270,687
Intangible assets under development	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Accumulated Amortization	(15,396,216)	(1,833,451)	-	(7,358)	-	(17,237,025)
Right to use software	(10,880,739)	(1,377,294)	-	(7,358)	-	(12,265,391)
Authorizations	(4,235,831)	(261,927)	-	-	-	(4,497,758)
Cost of deferred commission to dealers	(101,911)	(153,783)	-	-	-	(255,694)
List of clients	(86,800)	(8,400)	-	-	-	(95,200)
Right to use the infrastructure of LT Amazonas	(32,621)	(9,910)	-	-	-	(42,531)
Other assets	(58,314)	(22,137)	-	-	-	(80,451)

Total Intangible assets, net	10,632,575	99,393	323,625	(7,358)	264,292	11,312,527
Right to use software (c)	3,731,736	(1,377,294)	1,345,333	(7,358)	-	3,692,417
Authorizations	1,163,192	(211,882)	942,326	-	-	1,893,636
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (note 2.f)	101,981	26,780	-	-	-	128,761
List of clients (e)	8,400	(8,400)	-	-	-	-
Right to use the infrastructure of LT Amazonas (f)	165,581	(9,910)	-	-	-	155,671
Other assets	139,884	(4,712)	55,064	-	-	190,236
Intangible assets under development (g)	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Schedule of amortization rates
Annual rate %

Right to use software	20
Authorizations	5 to 50
Cost of deferred commission to dealers	50
List of clients	18
Right to use infrastructure	5
Other assets	7 to 10